Fair Value Measurements (Details) - Schedule of unobservable inputs related to Level 3 derivative liabilities - Derivative Liabilities [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of unobservable inputs related to Level 3 derivative liabilities [Line Items]
Stock price (in Dollars per share)	$ 0.53	$ 0.44
Stock price volatility	80.00%	80.00%
Expected term	7 months 13 days	10 months 9 days
Risk-free interest rate	4.80%	4.60%